Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
	2010
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥87,411	¥87,282	¥129	¥—
Foreign equity securities	109,858	109,858	—	—
Domestic debt securities	15,187	1,010	13,110	1,067
Foreign debt securities	2,846	102	2,744	—
Derivatives:
Forward exchange contracts	8	—	8	—
Interest rate swap agreements	3,342	—	3,342	—
Currency swap agreements	946	—	946	—

Liabilities
Derivatives:
Forward exchange contracts	196	—	196	—
Interest rate swap agreements	2,178	—	2,178	—
Currency swap agreements	4,385	—	4,385	—
Currency option agreements	¥1,552	¥—	¥1,552	¥—

There were no significant transfers between Level 1 and Level 2.

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥74,834	¥74,722	¥112	¥—
Foreign equity securities	101,679	101,679	—	—
Domestic debt securities	23,570	5,190	14,077	4,303
Foreign debt securities	8,046	33	8,013	—
Derivatives:
Forward exchange contracts	832	—	832	—
Interest rate swap agreements	1,281	—	1,281	—
Currency swap agreements	1,608	—	1,608	—
Currency option agreements	1	—	1	—

Liabilities
Derivatives:
Forward exchange contracts	1,035	—	1,035	—
Interest rate swap agreements	1,921	—	1,921	—
Currency swap agreements	9,529	—	9,529	—
Currency option agreements	¥1,860	¥—	¥1,860	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no significant transfers between Level 1 and Level 2.

Schedule of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis
	2010
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Losses (before tax)
	Millions of yen
Assets
Real estate	¥18,411	—	—	¥18,411	¥6,294
Cost method investments	6,629	—	6,017	612	7,963
Goodwill	9,788	—	—	9,788	3,750

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Losses (before tax)
	Millions of yen
Assets
Real estate	¥9,511	—	—	¥9,511	¥1,928
Cost method investments	1,195	—	532	663	3,052
Goodwill	6,089	—	—	6,089	1,912

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs